UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22941

PMF Fund, L.P.
(Exact name of registrant as specified in charter)

4265 SAN FELIPE, 8TH FLOOR, HOUSTON, TX 77027
 (Address of principal executive offices) (Zip code)

With a copy to:
John A. Blaisdell	George J. Zornada
The Endowment Registered Fund, L.P.	K & L Gates LLP
4265 San Felipe, 8th Floor	State Street Financial Center
Houston, TX 77027	One Lincoln St.
(Name and address of agent for service)	Boston, MA 02111-2950
(617) 261-3231

Registrant's telephone number, including area code: 800-725-9456

Date of fiscal year end: 12/31/16

Date of reporting period: 12/31/16

Item 1. Reports to Stockholders.

TABLE OF CONTENTS

PMF Fund, L.P.
Management Discussion of Fund Performance (Unaudited)	1
Report of Independent Registered Public Accounting Firm	3
Statement of Assets, Liabilities and Partners’ Capital	4
Statement of Operations	5
Statements of Changes in Partners’ Capital	6
Statement of Cash Flows	7
Notes to Financial Statements	8
Supplemental Information (Unaudited)	14
Privacy Policy (Unaudited)	20

The Endowment PMF Master Fund, L.P.
Report of Independent Registered Public Accounting Firm	22
Statement of Assets, Liabilities and Partners’ Capital	23
Schedule of Investments	24
Statement of Operations	29
Statements of Changes in Partners’ Capital	30
Statement of Cash Flows	31
Notes to Financial Statements	32
Supplemental Information (Unaudited)	45
Privacy Policy (Unaudited)	52

PMF Fund, L.P.

Dear PMF Partners:

We would like to thank our investors for your support as we continue pursuing the objectives of the PMF Fund, L.P. (the “Fund”).1 In this letter we will provide a review of the Fund’s performance for the year as well as the status of the Fund’s liquidation.

	Q1 2016	Q2 2016	Q3 2016	Q4 2016	2016	Since Inception 4/1/2014	Standard Deviation†	Sharpe Ratio†
PMF Fund, L.P.	0.32%	-3.49%	2.87%	1.18%	0.78%	3.68%	4.19%	0.88
60/40 Portfolio	1.88%	2.11%	2.37%	1.46%	8.06%	6.26%	6.33%	0.99
HFRI FOF Composite Index	-3.12%	0.56%	2.29%	0.88%	0.53%	1.10%	3.49%	0.33

Source: Endowment Advisers, L.P., December 2016.

Past performance is not indicative of future results. Performance is based on total return.

Private Equity Portfolio Performance since Inception

The Fund returned 0.78% in 2016, which underperformed the 60/40 Portfolio by 7.28% and outperformed the HFRI FOF Composite Index by 0.25%. The year’s performance was brought down by a poor second quarter, which was not unexpected after the decline in the price of oil and the market volatility sustained in the first quarter. Both Q3 and Q4 were positive performers as markets and oil prices rebounded, which helped bring the Fund back into positive territory for the year.

The Energy and Real Estate asset classes were the primary drivers of performance for the year, which contributed 0.58% and 0.51% to the Fund’s 2016 return. The leading contributor in the Real Estate asset class came from a Brazilian manager who benefited from the tailwinds of a strengthening in the Brazilian Real relative to the US Dollar and a modest recovery in commodity markets. Other funds across value-add and core real estate sectors also contributed to Fund’s 2016 return. Led by a Houston-based oilfield service and upstream oil and gas focused manager, the Energy asset class enjoyed positive performance as the price of oil rebounded off of February 2016 lows.

Source: Endowment Advisers, L.P., December 2016.

Past performance is not indicative of future results. Performance is based on total return.

1	The assets represented above were previously held by the Salient Private Access Fund (formerly known as The Endowment Fund) and were allocated to the PMF Fund on its inception date of April 1,2014.

Fund Split and Liquidation Update

As you may recall, your interest in The Endowment Fund was moved to the PMF Fund effective as of April 1, 2014 after successful completion of the Investor Choice Plan (the “Plan”). As of the effective date of the split, the PMF Fund had over 6,000 investors and a total Net Asset Value of approximately $1.72 billion. The Fund’s investment objective is to preserve portfolio value while prioritizing liquidity to investors over active management until the portfolio is fully liquidated. In doing so, the Fund has distributed more than $999 million to PMF investors since the split, which exceeds 57% of the 3/31/14 net asset value (NAV). Distributions in 2016 totaled approximately $131.4 million or 7.6% of the original NAV.

As it becomes available, the Fund will continue to distribute capital to investors in 2017 under the terms of the Plan. The liquid hedge fund portfolio has been fully liquidated, leaving only illiquid investments remaining. In addition, we are happy to report that the Fund’s illiquid portfolio was cash flow positive in 2016 and since the execution of the Plan, meaning it generated distributions in excess of capital calls. It is important to note that on a go forward basis, future distributions will come entirely from illiquid assets and will rely almost exclusively on private equity investments for cash generation. We appreciate your patience as these investments liquidate over time.

We thank you for your continued support. If you have any questions, please do not hesitate to call our service desk at 1-800-725-9456.

Kindest Regards,

Endowment Advisers, L.P.2

2

This letter is provided solely for informational purposes and is exclusively intended for use by existing Fund investors and/or prospective Fund Investors with whom the Fund or an authorized intermediary acting on behalf of the Fund has a pre-existing substantive relationship. No other distribution or use of this newsletter has been authorized. Neither this letter nor the information contained therein constitutes an offer to sell or a solicitation of any offer to by any securities. Any offering or solicitation will be made only to eligible investors and pursuant to the current version of the applicable Private Placement Memorandum and other governing documents, all of which must be read in there entirety.

Report of Independent Registered Public Accounting Firm

The Partners and Board of Directors
PMF Fund, L.P.:

We have audited the accompanying statement of assets, liabilities and partners’ capital of PMF Fund, L.P. (the “PMF Fund”) as of December 31, 2016, and the related statements of operations and cash flows for the year then ended, the statements of changes in partners’ capital for each of the years in the two-year period then ended, and the financial highlights for each of the years in the two-year period then ended and the period from March 31, 2014 (commencement of operations) through December 31, 2014. These financial statements and financial highlights are the responsibility of the PMF Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the PMF Fund as of December 31, 2016, the results of its operations and cash flows for the year then ended, the changes in its partners’ capital for each of the years in the two-year period then ended, and the financial highlights for each of the years in the two-year period then ended and the period from March 31, 2014 (commencement of operations) through December 31, 2014 in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio
February 28, 2017

PMF FUND, L.P.
(A Limited Partnership)

Statement of Assets, Liabilities and Partners’ Capital
December 31, 2016

Assets
Investment in the Master Fund, at fair value	$241,390,787
Total assets	241,390,787
Liabilities and Partners’ Capital
Servicing Fees payable	241,748
Accounts payable and accrued expenses	169,291
Total liabilities	411,039
Partners’ capital	240,979,748
Total liabilities and partners’ capital	$241,390,787

See accompanying notes to financial statements.

PMF FUND, L.P.
(A Limited Partnership)

Statement of Operations
Year Ended December 31, 2016

Net investment income allocated from the Master Fund:
Dividend income (net of withholding tax of $556,042)	$2,513,151
Interest income	165,971
Expenses	(1,581,806)
Net investment income allocated from the Master Fund	1,097,316
Expenses of the PMF Fund:
Servicing Fees	1,025,204
Professional fees	112,803
Other expenses	81,605
Total expenses of the PMF Fund	1,219,612
Net investment loss of the PMF Fund	(122,296)
Net realized and unrealized gain (loss) from investments
Net realized gain from investments allocated from the Master Fund	25,798,491
Change in unrealized appreciation/depreciation from investments allocated from the Master Fund	(24,209,666)
Net realized and unrealized gain from investments	1,588,825
Net increase in partners’ capital resulting from operations	$1,466,529

See accompanying notes to financial statements.

PMF FUND, L.P.
(A Limited Partnership)

Statements of Changes in Partners’ Capital
Years Ended December 31, 2015 and 2016

Partners’ capital at December 31, 2014	$335,622,288
Withdrawals	(69,055,848)
Net increase in partners’ capital resulting from operations:
Net investment income	595,272
Net realized gain from investments allocated from the Master Fund	28,186,001
Change in unrealized appreciation/depreciation from investments allocated from the Master Fund	(19,334,126)
Net increase in partners’ capital resulting from operations	9,447,147
Partners’ capital at December 31, 2015	$276,013,587
Withdrawals	(36,500,368)
Net increase in partners’ capital resulting from operations:
Net investment loss	(122,296)
Net realized gain from investments allocated from the Master Fund	25,798,491
Change in unrealized appreciation/depreciation from investments allocated from the Master Fund	(24,209,666)
Net increase in partners’ capital resulting from operations	1,466,529
Partners’ capital at December 31, 2016	$240,979,748

See accompanying notes to financial statements.

PMF FUND, L.P.
(A Limited Partnership)

Statement of Cash Flows
Year Ended December 31, 2016

Cash flows from operating activities:
Net increase in partners’ capital resulting from operations	$1,466,529
Adjustments to reconcile net increase in partners’ capital resulting from operations to net cash provided by operating activities:
Net realized and unrealized gain from investments allocated from the Master Fund	(1,588,825)
Net investment income allocated from the Master Fund	(1,097,316)
Withdrawals from the Master Fund	37,750,003
Change in operating assets and liabilities:
Receivable from the Master Fund	7,639,503
Servicing Fees payable	(47,460)
Accounts payable and accrued expenses	17,437
Net cash provided by operating activities	44,139,871
Cash flows from financing activities:
Withdrawals	(44,139,871)
Net cash used in financing activities	(44,139,871)
Net change in cash and cash equivalents	—
Cash and cash equivalents at beginning of year	—
Cash and cash equivalents at end of year	$—

See accompanying notes to financial statements.

PMF FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements
December 31, 2016

(1)	ORGANIZATION

PMF Fund, L.P. (the “PMF Fund”), a Delaware limited partnership registered under the Investment Company Act of 1940, as amended (the “1940 Act”), commenced operations on March 31, 2014, as a non-diversified, closed-end management investment company. The PMF Fund was created to serve as a feeder fund for The Endowment PMF Master Fund, L.P. (the “Master Fund”). There are currently three feeder funds (the “Feeder Funds”). For convenience, reference to the PMF Fund may include the Master Fund, as the context requires.

The PMF Fund’s investment objective is to manage a portfolio of Investment Funds and cash to preserve value while prioritizing liquidity to investors over active management, until such time as the Master Fund’s portfolio has been liquidated. The Master Fund holds a portfolio of Investment Funds, reflecting an approximate pro rata division of the portfolio of the Legacy Master Fund, managed in a broad range of investment strategies and asset categories. The Adviser, as hereinafter defined, manages the Master Fund portfolio primarily in a passive manner whereby the Master Fund holds to self-liquidating private equity and other similar illiquid interests in Investment Funds and oversees the liquidation of other Investment Funds that provide for redemption while managing the Master Fund’s cash to ensure the Master Fund has the ability to satisfy outstanding capital commitments relating to such portfolio holdings. The Master Fund’s financial statements, Schedule of Investments and notes to financial statements, included elsewhere in this report, should be read in conjunction with this report. The percentage of the Master Fund’s partnership interests owned by the PMF Fund on December 31, 2016, was 27.80%.

The Endowment Fund GP, L.P., a Delaware limited partnership, serves as the general partner of the PMF Fund, the Master Fund and the Legacy Master Fund (the “General Partner”). To the fullest extent permitted by applicable law, the General Partner has irrevocably delegated to a board of directors (the “Board” and each member a “Director”) its rights and powers to monitor and oversee the business affairs of the PMF Fund, including the complete and exclusive authority to oversee and establish policies regarding the management, conduct, and operation of the PMF Fund’s business. A majority of the members of the Board are independent of the General Partner and its management. To the extent permitted by applicable law, the Board may delegate any of its rights, powers and authority to, among others, the officers of the PMF Fund, the Adviser, or any committee of the Board.

The Board is authorized to engage an investment adviser, and pursuant to an investment management agreement, (the “Investment Management Agreement”), it has selected Endowment Advisers, L.P. (the “Adviser”), to manage the PMF Fund’s portfolio and operations. The Adviser is a Delaware limited partnership that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Under the Investment Management Agreement, the Adviser is responsible for the establishment of an investment committee (the “Investment Committee”), which is responsible for developing, implementing, and supervising the PMF Fund’s investment program subject to the ultimate supervision of the Board. In addition to investment advisory services, the Adviser also functions as the servicing agent of the PMF Fund (the “Servicing Agent”) and as such provides or procures investor services and administrative assistance for the PMF Fund. The Adviser can delegate all or a portion of its duties as Servicing Agent to other parties, who would in turn act as sub-servicing agents.

Under the PMF Fund’s organizational documents, the PMF Fund’s officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the PMF Fund. In the normal course of business, the PMF Fund enters into contracts with service providers, which also provide for indemnifications by the PMF Fund. The PMF Fund’s maximum exposure under these arrangements is unknown, as this would involve any future potential claims that may be made against the PMF Fund. However, based on experience, the General Partner expects that risk of loss to be remote.

PMF FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
December 31, 2016

(2)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES

(a)	BASIS OF ACCOUNTING

The accounting and reporting policies of the PMF Fund conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The accompanying financial statements reflect the financial position of the PMF Fund and the results of its operations. The PMF Fund is an investment company and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”.

(b)	CASH EQUIVALENTS

The PMF Fund considers all unpledged temporary cash investments with a maturity date at the time of purchase of three months or less to be cash equivalents.

(c)	INVESTMENT SECURITIES TRANSACTIONS

The PMF Fund records monthly, its pro-rata share of income, expenses, changes in unrealized appreciation and depreciation, and realized gains and losses derived from the Master Fund.

The PMF Fund records investment transactions on a trade-date basis.

Investments that are held by the PMF Fund are marked to fair value at the date of the financial statements, and the corresponding change in unrealized appreciation/depreciation is included in the Statement of Operations.

(d)	INVESTMENT VALUATION

The valuation of the PMF Fund’s investments is determined as of the close of business at the end of each reporting period, generally monthly. The valuation of the PMF Fund’s investments is calculated by UMB Fund Services, Inc., the PMF Fund’s independent administrator (the “Administrator”).

The Board has formed a valuation committee (the “Board Valuation Committee”) that is responsible for overseeing the PMF Fund’s valuation policies, making recommendations to the Board on valuation-related matters, and overseeing implementation by the Adviser of such valuation policies.

The Board has authorized the Adviser to establish a valuation committee of the Adviser (the “Adviser Valuation Committee”). The Adviser Valuation Committee’s function, subject to the oversight of the Board Valuation Committee and the Board, is generally to review valuation methodologies, valuation determinations, and any information provided to the Adviser Valuation Committee by the Adviser or the Administrator.

The PMF Fund invests substantially all of its assets in the Master Fund. Investments in the Master Fund are recorded at fair value based on the PMF Fund’s proportional share of the Master Fund’s partners’ capital. Valuation of the investments held by the Master Fund is discussed in the Master Fund’s notes to financial statements, included elsewhere in this report.

(e)	INVESTMENT INCOME

For investments in securities, dividend income is recorded on the ex-dividend date, net of withholding taxes. Interest income is recorded as earned on the accrual basis and includes amortization of premiums or accretion of discounts.

PMF FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
December 31, 2016

(f)	FUND EXPENSES

Unless otherwise voluntarily or contractually assumed by the Adviser or another party, the PMF Fund bears all expenses incurred in its business including, but not limited to, the following: all costs and expenses related to investment transactions and positions for the PMF Fund’s account; legal fees; accounting, auditing and tax preparation fees; recordkeeping and custodial fees; costs of computing the PMF Fund’s net asset value; fees for data and software providers; research expenses; costs of insurance; registration expenses; expenses of meetings of partners; directors fees; all costs with respect to communications to partners; transfer taxes; offshore withholding taxes; and other types of expenses as may be approved from time to time by the Board.

(g)	INCOME TAXES

The PMF Fund is organized and operates as a limited partnership and is not subject to income taxes as a separate entity. Such taxes are the responsibility of the individual partners. Accordingly, no provision for income taxes has been made in the PMF Fund’s financial statements. Investments in foreign securities may result in foreign taxes being withheld by the issuer of such securities.

For the current open tax years and the tax year ended December 31, 2016, and for all major jurisdictions, management of the PMF Fund has evaluated the tax positions taken or expected to be taken in the course of preparing the PMF Fund’s tax returns to determine whether the tax positions will “more-likely-than-not” be sustained by the PMF Fund upon challenge by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold and that would result in a tax benefit or expense to the PMF Fund would be recorded as a tax benefit or expense in the current period. For the year ended December 31, 2016, the PMF Fund did not recognize any amounts for unrecognized tax benefit/expense. A reconciliation of unrecognized tax benefit/expense is not provided herein, as the beginning and ending amounts of unrecognized tax benefit/expense are zero, with no interim additions, reductions or settlements. Tax positions taken in tax years which remain open under the statute of limitations (generally three years for federal income tax purposes and four years for state income tax purposes) are subject to examination by federal and state tax jurisdictions.

(h)	USE OF ESTIMATES

The financial statements have been prepared in conformity with U.S. GAAP, which requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from those estimates and such differences may be significant.

(3)	FAIR VALUE MEASUREMENTS

The PMF Fund records its investment in the Master Fund at fair value. Investments of the Master Fund are recorded at fair value as more fully discussed in the Master Fund’s notes to financial statements, included elsewhere in this report.

PMF FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
December 31, 2016

(4)	PARTNERS’ CAPITAL ACCOUNTS

(a)	ISSUANCE OF INTERESTS

Interests of the PMF Fund are generally available only to those investors who received Interests as in-kind repurchase proceeds for their tendered interests in one of the feeder funds to the Legacy Master Fund. Interests of the PMF Fund will generally not otherwise be offered or sold.

(b)	ALLOCATION OF PROFITS AND LOSSES

For each fiscal period, generally monthly, net profits or net losses of the PMF Fund, including allocations from the Master Fund, are allocated among and credited to or debited against the capital accounts of all partners as of the last day of each fiscal period in accordance with the partners’ respective capital account ownership percentage for the fiscal period. Net profits or net losses are measured as the net change in the value of the partners’ capital of the PMF Fund, including any change in unrealized appreciation or depreciation of investments and income, net of expenses, and realized gains or losses during a fiscal period.

(c)	REPURCHASE OF INTERESTS

A partner will not be eligible to have the PMF Fund repurchase all or any portion of an Interest at the partner’s discretion at any time. Interests are not redeemable nor are they exchangeable for Interests or shares of any other fund.

The Master Fund anticipates making quarterly distributions pro rata to all investors in an amount equal to the Master Fund’s excess cash (“Excess Cash”). Excess Cash is defined as the amount of cash on hand over and above the amount necessary or prudent for operational and regulatory purposes (“Required Cash”). The amount of Required Cash is determined by the Adviser with oversight by the Board. Excess Cash is generally distributed in the subsequent quarter or quarters where the aggregate of Excess Cash from such subsequent quarter(s) and prior quarters exceeds a threshold of $10 million. Intra-quarter distributions may also be made if Excess Cash exceeds a threshold of $25 million as of the forty fifth day after the end of any quarter. The Master Fund may make in-kind distributions of portfolio securities as deemed necessary.

(5)	INVESTMENTS IN PORTFOLIO SECURITIES

As of December 31, 2016, all of the investments made by the PMF Fund were in the Master Fund.

(6)	FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the PMF Fund may invest either directly or through the Master Fund may trade various derivative securities and other financial instruments, and enter into various investment activities with off-balance sheet risk both as an investor and as a principal. The PMF Fund’s risk of loss in these Investment Funds is limited to the PMF Fund’s pro rata share of the value of its investment in or commitment to such Investment Funds as held directly or through the Master Fund.

PMF FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
December 31, 2016

(7)	ADMINISTRATION AGREEMENT

In consideration for administrative, accounting, and recordkeeping services, the Master Fund pays the Administrator a monthly administration fee based on the month-end partners’ capital of the Master Fund. The Administrator also provides the PMF Fund and the Master Fund with compliance, transfer agency, and other investor related services at an additional cost.

The fees for PMF Fund administration are paid out of the Master Fund’s assets, which decreases the net profits or increases the net losses of the partners in the PMF Fund.

(8)	RELATED PARTY TRANSACTIONS

(a)	INVESTMENT MANAGEMENT FEE

In consideration of the advisory and other services provided by the Adviser to the Master Fund and the PMF Fund, the Master Fund pays the Adviser an investment management fee (the “Investment Management Fee”) equal to 0.70% on an annualized basis of the Master Fund’s partners’ capital at the end of each month, payable monthly in arrears, for the six quarters following March 31, 2014, and 0.40% on an annualized basis for periods thereafter until the period ending March 31, 2024, when the Adviser will no longer receive the Investment Management Fee.

The PMF Fund’s partners bear an indirect portion of the Investment Management Fee paid by the Master Fund. The Investment Management Fee decreases the net profits or increases the net losses of the Master Fund and indirectly the PMF Fund as the fees reduce the capital accounts of the Master Fund’s partners.

(b)	SERVICING FEE

In consideration for providing or procuring investor services and administrative assistance to the PMF Fund, the Adviser receives a servicing fee (the “Servicing Fee”) equal to 0.50% (on an annualized basis) of each partner’s capital account balance, calculated at the end of each month, payable quarterly in arrears, for the six quarters following March 31, 2014, and 0.40% (on an annualized basis) for periods thereafter until the period ending March 31, 2024, when the Adviser will no longer receive a Servicing Fee.

The Adviser may engage one or more sub-servicing agents to provide some or all of the services. Compensation to any sub-servicing agent is paid by the Adviser. The Adviser or its affiliates also may pay a fee out of their own resources to sub-servicing agents.

For the year ended December 31, 2016, $1,025,204 was incurred for Servicing Fees.

PMF FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
December 31, 2016

(9)	FINANCIAL HIGHLIGHTS

	Year Ended December 31, 2016	Year Ended December 31, 2015	For the Period March 31, 2014 Through December 31, 2014[1]
Net investment income (loss) to average partners’ capital[2]	(0.05)%	0.20%	(0.52)%
Expenses to average partners’ capital[2]	1.11%	1.37%	1.50%
Portfolio Turnover[3]	4.08%	8.38%	5.28%
Internal rate of return since inception[4]	(2.91)%	(5.42)%	(10.54)%
Total return[5]	0.78%	3.02%	(2.26)%
Partners’ capital, end of period (000s)	$240,980	$276,014	$335,622

An investor’s return (and operating ratios) may vary from those reflected based on the timing of capital transactions.

1	The PMF Fund, L.P. commenced operations on March 31, 2014.
2

Ratios are calculated by dividing the indicated amount by average partners’ capital measured at the end of each month during the period. Ratios include allocations of net investment loss and expenses from the Master Fund. These ratios have been annualized for periods less than twelve months.

3	The PMF Fund is invested exclusively in the Master Fund, therefore this ratio reflects the portfolio turnover of the Master Fund, which is for the period indicated.
4

The internal rate of return since inception (“IRR”) of the limited partners is net of all fees and profit allocations to the adviser. The IRR was computed based on the actual dates of the cash inflows (capital contributions), cash outflows (cash distributions), and the ending partners’ capital as of December 31, 2016 (the residual value). The IRR reported is for the PMF Fund as a whole, which includes the early liquidity discount that was specifically allocated only to those investors that did not elect the PMF Fund option but instead elected to be fully redeemed for cash pursuant to the March 31, 2014 tender offer. The IRR for investors who remained invested in the PMF Fund is 4.75%. The IRR reported for the Master Fund is 4.72%.

5	The total return of the PMF Fund is calculated as geometrically linked monthly returns for each month in the period. Total return is not annualized for periods less than twelve months.

(10)	SUBSEQUENT EVENTS

Management of the PMF Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements as of December 31, 2016.

PMF FUND, L.P.
(A Limited Partnership)

Supplemental Information
December 31, 2016
(Unaudited)

Directors and Officers

The Master Fund’s operations are managed under the direction and oversight of the Board. Each Director serves for an indefinite term or until he or she reaches mandatory retirement, if any, as established by the Board. The Board appoints the officers of the Master Fund who are responsible for the Master Fund’s day-to-day business decisions based on policies set by the Board. The officers serve at the pleasure of the Board.

Compensation for Directors

The Endowment PMF Master Fund, L.P., PMF Fund, L.P., and PMF TEI Fund, L.P., together pay each of the Directors who is not an “interested person” of the Adviser, as defined in the 1940 Act (the “Independent Directors”) an annual retainer of $10,500 paid quarterly, an annual Board meeting fee of $4,000, a fee of $1,000 for each informal Board meeting, a fee of $500 for each telephonic Board meeting, annual fees of $530, $530 and $700 for membership on the Audit, Valuation and Compliance Committees, respectively paid quarterly, annual fees of $2,550, $3,400 and $2,550 for the Audit, Valuation and Compliance Committee chair positions, respectively paid quarterly, and an annual fee of $4,250 to the Lead Independent Director, paid quarterly. There are currently four Independent Directors. In the interest of retaining Independent Directors of the highest quality, the Board intends to periodically review such compensation and may modify it as the Board deems appropriate.

The table below shows, for each Director and executive officer, his full name, address and age, the position held with the Fund, the length of time served in that position, his principal occupation during the last five years, and other directorships held by such Director. The address of each Director and officer (unless otherwise noted) is c/o The Endowment PMF Fund, 4265 San Felipe, Suite 800, Houston, Texas 77027.

Interested Directors

Name and Year of Birth	Position(s) Held	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
John A. Blaisdell[1] Year of birth: 1960	Director, Principal Executive Officer (Since 2004)	Managing Director of Salient, since 2002.	The Endowment PMF Funds (3); Salient Private Access Funds (4)

Salient Alternative Strategies Funds (investment companies) (two funds) 2010-2016; Salient MF Trust (investment company) (four funds) since 2012; Salient Midstream & MLP Fund (investment company) since 2012.

PMF FUND, L.P.
(A Limited Partnership)

Supplemental Information, continued
December 31, 2016
(Unaudited)

Name and Year of Birth	Position(s) Held	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Jeffrey R. Keay[1] Year of birth: 1974 Address: c/o HarbourVest Partners, LLC One Financial Center, 44th Floor Boston, MA 0211	Director, (Since 2014)	Managing Director, HarbourVest Partners, LLC (private equity).	The Endowment PMF Funds (3)	None
Jeffrey D. Young[1] Year of birth: 1967 Address: c/o Origami Capital Partners, LLC 191 North Wacker Drive Suite 2350 Chicago, IL 60606	Director, (Since 2014)	Partner, Origami Capital Partners, LLC (investment adviser).	The Endowment PMF Funds (3)	None

1

This person’s status as an “interested” director arises from his affiliation with Salient Partners, L.P., which itself is an affiliate of the Endowment PMF Master Fund, L.P., PMF Fund, L.P., PMF TEI Fund, L.P., and the Adviser.

PMF FUND, L.P.
(A Limited Partnership)

Supplemental Information, continued
December 31, 2016
(Unaudited)

Independent Directors

Name and Year of Birth	Position(s) Held	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Jonathan P. Carroll Year of birth: 1961	Director (Since 2004)	President, Lazarus Financial LLC (holding company) since 2006; President and CEO of Blue Dolphin Energy Company since 2012; private investor for the past five years.	The Endowment PMF Funds (3); Salient Private Access Funds (4)

Salient Alternative Strategies Funds (investment companies) (two funds) 2010-2016; Salient MF Trust (investment company) (four funds) since 2012; Salient Midstream & MLP Fund (investment company) since 2012; LRR Energy, L.P. (energy company) since 2014; Blue Dolphin Energy Company (BDCO) (energy company), since 2014.

Richard C. Johnson Year of birth: 1937	Director (Since 2004)	Senior Counsel (retired) for Baker Botts LLP (law firm) since 2002; Managing Partner, Baker Botts, 1998 to 2002; practiced law at Baker Botts, 1966 to 2002 (1972 to 2002 as a partner).	The Endowment PMF Funds (3); Salient Private Access Funds (4)

Salient Alternative Strategies Funds (investment companies) (two funds) 2010-2016; Salient MF Trust (investment company) (four funds) since 2012; Salient Midstream & MLP Fund (investment company) since 2012.

PMF FUND, L.P.
(A Limited Partnership)

Supplemental Information, continued
December 31, 2016
(Unaudited)

Name and Year of Birth	Position(s) Held	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
G. Edward Powell Year of birth: 1936	Director (Since 2004)	Principal of Mills & Stowell (private equity) since 2002. Managing Partner, PriceWaterhouse & Co. (Houston Office, 1982 to 1994).	The Endowment PMF Funds (3); Salient Private Access Funds (4)

Salient Alternative Strategies Funds (investment companies) (two funds) 2010-2016; Salient MF Trust (investment company) (four funds) since 2012; Salient Midstream & MLP Fund (investment company) since 2012; Energy Services International, Inc., since 2004; Therapy Track, LLC, since 2009; Global Water Technologies, Inc.; Datavox Holdings, Inc.; Energy Services International, Inc., 2004 to 2013.

Scott E. Schwinger Year of birth: 1965	Director (Since 2004)	President, The McNair Group (management), since 2006; Senior Vice President and Chief Financial Officer, the Houston Texans (professional football team) (1999).	The Endowment PMF Funds (3); Salient Private Access Funds (4)

Salient Alternative Strategies Funds (investment companies) (two funds) 2010-2016; Salient MF Trust (investment company) (four funds) since 2012; Salient Midstream & MLP Fund (investment company) since 2012; The Make-A-Wish Foundation, since 2008.

PMF FUND, L.P.
(A Limited Partnership)

Supplemental Information, continued
December 31, 2016
(Unaudited)

Officers of the Fund Who Are Not Directors

Name and Year of Birth	Position(s) Held with the Fund	Principal Occupation(s) During the Past 5 Years
Paul Bachtold Year of birth: 1973	Chief Compliance Officer (“CCO”) (Since 2010).	CCO, Salient (since 2010); Consultant, Chicago Investment Group (compliance consulting), 2009-2010; US Compliance Manager, Barclays Global Investors, 2005-2008.
Christopher R. Arnold Year of birth: 1977	Treasurer; Principal Financial Officer (Since 2015).	Director of Fund Accounting, Salient (since 2010); Audit Manager, PricewaterhouseCoopers, LLP 2002-2009.
Jeremy Radcliffe Year of birth: 1974	Secretary (Since 2013).	Managing Director of Salient, since 2002.

Allocation of Investments

The following chart indicates the allocation of investments among the asset classes in the Master Fund as of December 31, 2016.

Asset Class[1]	Fair Value	%
Energy	$157,046,502	19.62
Event-Driven	62,647,232	7.83
Global Macro and Trading	11,809	0.00
Private Equity	472,199,614	58.99
Real Estate	83,454,703	10.43
Relative Value	25,012,273	3.13
Total Investments	$800,372,133	100.00

1	The complete list of investments included in the following asset class categories is included in the Schedule of Investments of the Master Fund.

Form N-Q Filings

The Master Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Master Fund’s Form N-Q is available on the Securities and Exchange Commission website at http://www.sec.gov. The Master Fund’s Form N-Q may be reviewed and copied at the Securities and Exchange Commission Public Reference Room in Washington, DC and information regarding operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PMF FUND, L.P.
(A Limited Partnership)

Supplemental Information, continued
December 31, 2016
(Unaudited)

Proxy Voting Policies

A description of the policies and procedures that the Master Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-725-9456; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

Information regarding how the Master Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 1-800-725-9456; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

Additional Information

The Master Fund’s private placement memorandum (the “PPM”) includes additional information about Directors of the Master Fund. The PPM is available, without charge, upon request by calling 1-800-725-9456.

PMF FUND, L.P.
(A Limited Partnership)

Privacy Policy (Unaudited)

The PMF Fund recognizes the importance of securing personal financial information. It is our policy to safeguard any personal and financial information that may be entrusted to us. The following is a description of the PMF Fund’s policy regarding disclosure of nonpublic personal information.

We collect nonpublic personal information as follows:

We collect information about our investors, including, but not limited to, the investor’s name, address, telephone number, e-mail address, social security number and date of birth. We collect that information from subscription agreements, other forms of correspondence that we receive from investors, from personal conversations and from affiliated entities as permitted by law.

We receive information about investor transactions with us, including, but not limited to, account number, account balance, investment amounts, withdrawal amounts and other financial information.

We are permitted by law to disclose nonpublic information we collect, as described above, to the PMF Fund’s service providers, including the PMF Fund’s investment adviser, sub-advisers, servicing agent, independent administrator, custodian, legal counsel, accountant and auditor. We do not disclose any nonpublic information about our current or former investors to nonaffiliated third parties, except as required or permitted by law. We restrict access to investor nonpublic personal information to those persons who require such information to provide products or services to investors. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard investors’ nonpublic personal information.

If an investor’s investment relationship with the PMF Fund involves a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of such investor’s financial intermediary would govern how any nonpublic personal information would be shared by them with nonaffiliated third parties.

the

Endowment Fund

The Endowment PMF Master Fund, L.P.

Shareholder Report

December 31, 2016

Report of Independent Registered Public Accounting Firm

The Partners and Board of Directors
The Endowment PMF Master Fund, L.P.:

We have audited the accompanying statement of assets, liabilities and partners’ capital of The Endowment PMF Master Fund, L.P. (the “PMF Master Fund”), including the schedule of investments, as of December 31, 2016, and the related statements of operations and cash flows for the year then ended, the statements of changes in partners’ capital for each of the years in the two-year period then ended, and the financial highlights for each of the years in the two-year period then ended and the period from March 31, 2014 (commencement of operations) through December 31, 2014. These financial statements and financial highlights are the responsibility of the PMF Master Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with investees or other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the PMF Master Fund as of December 31, 2016, the results of its operations and cash flows for the year then ended, the changes in its partners’ capital for each of the years in the two-year period then ended, and the financial highlights for each of the years in the two-year period then ended and the period from March 31, 2014 (commencement of operations) through December 31, 2014 in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio
February 28, 2017

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Statement of Assets, Liabilities and Partners’ Capital
December 31, 2016

Assets
Investments in Investment Funds, at fair value (Cost $468,898,098)	$476,188,785
Investments in affiliated Investment Funds, at fair value (Cost $352,429,202)	324,183,348
Total investments	800,372,133
Cash and cash equivalents	66,492,052
Receivable from affiliate	133,533
Receivable from investments sold	2,843,703
Prepaids and other assets	25,357
Total assets	869,866,778
Liabilities and Partners’ Capital
Investment Management Fees payable	866,042
Offshore withholding tax payable	95,198
Administration fees payable	131,046
Accounts payable and accrued expenses	527,361
Total liabilities	1,619,647
Partners’ capital	868,247,131
Total liabilities and partners’ capital	$869,866,778

See accompanying notes to financial statements.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Schedule of Investments
December 31, 2016

	Shares	Fair Value	% of Partners’ Capital
Investments in Investment Funds
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies
Cayman Islands
Energy (3.32% of Partners’ Capital)
Sentient Global Resources Fund III, L.P.		$18,563,944
Sentient Global Resources Fund IV, L.P.		10,251,830
Private Equity (22.97% of Partners’ Capital)
ABRY Advanced Securities Fund, L.P.		193,719
CX Partners Fund Ltd. (1)(2)		23,709,033
Gavea Investment Fund II A, L.P.		180,933
Gavea Investment Fund III A, L.P.		2,161,876
Hillcrest Fund, L.P. (2)		3,049,084
India Asset Recovery Fund L.P.		101,342
J.C. Flowers III L.P. (1)		13,859,397
LC Fund IV, L.P. (1)(2)		24,353,133
New Horizon Capital III, L.P. (1)		17,401,258
Northstar Equity Partners III (1)		6,947,413
Orchid Asia IV, L.P. (1)		3,688,175
Reservoir Capital Partners (Cayman), L.P. (1)		5,879,400
Tiger Global Private Investment Partners IV, L.P. (1)		6,745,059
Tiger Global Private Investment Partners V, L.P.		13,442,786
Tiger Global Private Investment Partners VI, L.P. (1)		8,174,290
Trustbridge Partners II, L.P. (1)		16,234,283
Trustbridge Partners III, L.P. (2)		32,927,115
Trustbridge Partners IV, L.P. (1)		20,408,051
Real Estate (1.10% of Partners’ Capital)
Forum European Realty Income III, L.P. (1)		4,752,212
Phoenix Asia Real Estate Investments II, L.P. (1)		4,763,464
Total Cayman Islands		237,787,797
Guernsey
Private Equity (0.64% of Partners’ Capital)
Mid Europa Fund III LP		5,515,345
Total Guernsey		5,515,345
United Kingdom
Private Equity (0.28% of Partners’ Capital)
Darwin Private Equity I L.P. (1)		2,421,836

See accompanying notes to financial statements.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Schedule of Investments, continued
December 31, 2016

	Shares	Fair Value	% of Partners’ Capital
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
United Kingdom (continued)
Real Estate (0.45% of Partners’ Capital)
Benson Elliot Real Estate Partners II, L.P.		$821,143
Patron Capital, L.P. II		256,455
Patron Capital, L.P. III		2,869,881
Total United Kingdom		6,369,315
United States
Energy (14.66% of Partners’ Capital)
ArcLight Energy Partners Fund IV, L.P. (1)		1,596,852
ArcLight Energy Partners Fund V, L.P.		4,637,214
CamCap Resources, L.P.		13,044
EnCap Energy Capital Fund VII-B LP (1)		1,363,168
EnCap Energy Infrastructure TE Feeder, L.P. (1)(2)		2,353,199
Energy & Minerals Group Fund II, L.P. (1)		15,890,376
Intervale Capital Fund, L.P.		3,122,430
Merit Energy Partners G, L.P.		16,316,720
Midstream & Resources Follow-On Fund, L.P. (1)(2)		15,523,646
NGP Energy Technology Partners II, L.P. (1)		3,994,574
NGP IX Offshore Fund, L.P. (1)		3,884,125
NGP Midstream & Resources, L.P. (1)		10,224,926
Quantum Parallel Partners V, LP (2)		46,950,000
Tenaska Power Fund II-A, L.P. (2)		1,474,633
Event-Driven (7.22% of Partners’ Capital)
BDCM Partners I, L.P. (2)		17,903,003
Credit Distressed Blue Line Fund, L.P. (3)		9,882,381
Fortelus Special Situations Fund LP (2)		4,122,288
Harbinger Capital Partners Fund I, L.P. (3)		18,669,083
Harbinger Capital Partners Fund II, L.P.		1,904,363
Harbinger Capital Partners Special Situations Fund, L.P.		2,063,478
Harbinger Class L Holdings (U.S.), LLC		147,723
Harbinger Class LS Holdings (U.S.) Trust (3)	3,225	5,630,027
Harbinger Class PE Holdings (U.S.) Trust	4	1,891,499
Prospect Harbor Credit Partners LP		433,387
Global Macro and Trading (0.00% of Partners’ Capital)
Passport Global Strategies III Ltd.	629	11,809
Private Equity (30.48% of Partners’ Capital)
Advent Latin American Private Equity Fund IV-F L.P.		2,591,784
Advent Latin American Private Equity Fund V-F L.P.		10,929,377
BDCM Opportunity Fund II, L.P. (1)		9,078,096

See accompanying notes to financial statements.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Schedule of Investments, continued
December 31, 2016

	Shares	Fair Value	% of Partners’ Capital
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
United States (continued)
Private Equity (30.48% of Partners’ Capital) (continued)
Black River Commodity Multi-Strategy Fund LLC		$17,610
Capital Royalty Partners LP		936,440
Catterton Growth Partners, L.P.		10,251,770
Chrysalis Ventures III, L.P.		1,642,703
Crosslink Crossover Fund IV, L.P.		401,294
Crosslink Crossover Fund V, L.P.		2,536,010
Crosslink Crossover Fund VI, L.P.		18,334,708
Dace Ventures I, LP (2)		971,799
Fairhaven Capital Partners, L.P.		10,810,179
Founders Fund III, LP		23,187,165
Founders Fund IV, LP		23,825,833
Garrison Opportunity Fund II A LLC		4,145,691
Garrison Opportunity Fund LLC (2)		1,882,586
HealthCor Partners Fund, L.P. (2)		6,987,237
Highland Credit Strategies Liquidation Vehicle Onshore		220,752
Ithan Creek Partners, L.P.		1,228,969
L-R Global Partners, L.P.		342,018
MatlinPatterson Global Opportunities Partners III L.P.		8,611,578
Middle East North Africa Opportunities Fund, L.P. (3)	3,969	306,111
Monomoy Capital Partners II, L.P.		6,622,704
Monomoy Capital Partners, L.P.		831,874
Pine Brook Capital Partners, L.P. (1)		11,870,854
Pinto America Growth Fund, L.P.		1,855,152
Private Equity Investment Fund IV, L.P. (2)		2,249,340
Private Equity Investment Fund V, L.P. (1)(2)		17,977,979
Saints Capital VI, L.P. (1)(2)		5,937,403
Sanderling Venture Partners VI Co-Investment Fund, L.P.		873,905
Sanderling Venture Partners VI, L.P.		700,166
Sterling Capital Partners II, L.P.		470,049
Sterling Group Partners II, L.P.		6,349
Sterling Group Partners III, L.P.		14,473,614
Strategic Value Global Opportunities Fund I-A, L.P.		1,096,038
TAEF Fund, LLC		2,185,067
Tenaya Capital V, LP		3,838,000
Tenaya Capital VI, LP		7,031,000
The Column Group, LP		13,200,000
The Raptor Private Holdings L.P.	1,114	557,681

See accompanying notes to financial statements.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Schedule of Investments, continued
December 31, 2016

	Shares	Fair Value	% of Partners’ Capital
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
United States (continued)
Private Equity (30.48% of Partners’ Capital) (continued)
Trivest Fund IV, L.P. (1)(2)		$11,307,017
Tuckerbrook SB Global Distressed Fund I, L.P. (2)		2,940,198
Valiant Capital Partners LP		3,129,517
VCFA Private Equity Partners IV, L.P.		381,564
VCFA Venture Partners V, L.P.		1,696,137
Voyager Capital Fund III, L.P.		2,524,800
WestView Capital Partners II, L.P. (2)		11,627,060
Real Estate (8.02% of Partners’ Capital)
Aslan Realty Partners III, L.L.C.		121,608
Cypress Realty VI Limited Partnership		3,966,426
Florida Real Estate Value Fund, L.P. (1)(2)		2,165,283
GTIS Brazil Real Estate Fund (Brazilian Real) LP (2)		14,304,639
Lone Star Real Estate Fund II (U.S.), L.P.	8,075	1,421,218
Monsoon Infrastructure & Realty Co-Invest, L.P. (2)	10,567	13,178,111
Northwood Real Estate Co-Investors LP (1)		3,691,182
Northwood Real Estate Partners LP (1)		10,739,970
Parmenter Realty Fund IV, L.P. (1)		5,049,008
Pearlmark Mezzanine Realty Partners III, L.L.C. (1)		3,157,500
Pennybacker II, LP (1)(2)		714,627
SBC Latin America Housing US Fund, LP (2)		7,742,677
Square Mile Partners III LP (1)		3,384,457
Relative Value (2.55% of Partners’ Capital)
Eton Park Fund, L.P.		880,641
King Street Capital, L.P.		860,228
Magnetar Capital Fund LP		1,131,575
Magnetar SPV LLC		121,835
OZ Asia Domestic Partners, LP (1)		970,879
PIPE Equity Partners, LLC (3)		3,655,732
PIPE Select Fund, LLC (3)		13,506,016
Stark Investments Ltd Partnership (1)		40,367
Stark Select Asset Fund, LLC		964,899
Total United States		546,396,004
Total Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies		796,068,461	91.69%

See accompanying notes to financial statements.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Schedule of Investments, continued
December 31, 2016

	Shares	Fair Value	% of Partners’ Capital
Passive Foreign Investment Companies
Cayman Companies Limited by Shares, Exempted Companies and Limited Liability Companies
Energy (0.10% of Partners’ Capital)
Ospraie Special Opportunities (Offshore) Ltd.		$885,821
Private Equity (0.02% of Partners’ Capital)
Quorum Fund Ltd. (2)	8,762	182,908
Relative Value (0.33% of Partners’ Capital)
CRC Credit Fund Ltd.	42,947	2,880,101
Total Cayman Companies Limited by Shares, Exempted Companies and Limited Liability Companies		3,948,830
Total Passive Foreign Investment Companies		3,948,830	0.45%
Private Corporations
United States
Real Estate (0.04% of Partners’ Capital)
Legacy Partners Realty Fund II, Inc.		206,995
Legacy Partners Realty Fund III, Inc.		143,130
Net Lease Private REIT VI, Inc.		4,717
Total Private Corporations		354,842	0.04%
Total Investments in Investment Funds (Cost $821,327,300)		800,372,133	92.18%
Total Investments (Cost $821,327,300)		$800,372,133	92.18%

The Master Fund’s total outstanding capital commitments to Investment Funds as of December 31, 2016 were $85,215,080. For certain Investment Funds for which the Master Fund has a capital commitment, the Master Fund may be allocated its pro-rata share of expenses prior to having to fund a capital call for such expenses.

All Investment Funds and securities are non-income producing unless noted otherwise.

(1)	Income producing investment
(2)	Affiliated investments (See Note 5b)
(3)	Affiliated investments for which ownership exceeds 25% of the Investment Fund’s Capital (See Note 5b)

See accompanying notes to financial statements.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Statement of Operations
Year Ended December 31, 2016

Investment income:
Dividend income (net of foreign tax withholding of $2,000,901)	$8,064,994
Interest income	597,323
Dividend income from affiliated investments	979,391
Total investment income	9,641,708
Expenses:
Investment Management Fees	3,695,041
Administration fees	553,927
Professional fees	621,923
Commitment fees	161,111
Custodian fees	151,296
Directors fees	77,013
Offshore withholding tax expense	1,887,938
Other expenses	431,525
Total expenses	7,579,774
Net investment income	2,061,934
Net realized and unrealized gain (loss):
Net realized gain from investments and foreign currency translations	53,540,676
Net realized gain from affiliated investments	39,303,319
Change in unrealized appreciation/depreciation	(87,114,429)
Net realized and unrealized gain (loss):	5,729,566
Net increase in partners’ capital resulting from operations	$7,791,500

See accompanying notes to financial statements.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Statements of Changes in Partners’ Capital
Years Ended December 31, 2015 and 2016

Partners’ capital at December 31, 2014	$1,208,927,652
Contributions	65,889
Withdrawals	(252,368,021)
Net increase in partners’ capital resulting from operations:
Net investment income	6,260,745
Net realized gain from investments and foreign currency translations	71,247,384
Net realized gain from redemptions in-kind	900,731
Net realized gain from affiliated investments	29,208,025
Change in unrealized appreciation/depreciation	(69,563,575)
Net increase in partners’ capital resulting from operations	38,053,310
Partners’ capital at December 31, 2015	$994,678,830
Withdrawals	(134,223,199)
Net increase in partners’ capital resulting from operations:
Net investment income	2,061,934
Net realized gain from investments and foreign currency translations	53,540,676
Net realized gain from affiliated investments	39,303,319
Change in unrealized appreciation/depreciation	(87,114,429)
Net increase in partners’ capital resulting from operations	7,791,500
Partners’ capital at December 31, 2016	$868,247,131

See accompanying notes to financial statements.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Statement of Cash Flows
Year Ended December 31, 2016

Cash flows from operating activities:
Net increase in partners’ capital resulting from operations	$7,791,500
Adjustments to reconcile net increase in partners’ capital resulting from operations to net cash provided by operating activities:
Purchases of investments	(35,399,968)
Proceeds from disposition of investments	194,704,735
Net realized gain from investments and foreign currency translations	(53,540,676)
Net realized loss from affiliated investments	(39,303,319)
Change in unrealized appreciation/depreciation from investments and foreign currency translations	87,114,429
Change in operating assets and liabilities:
Receivable from investments sold	(1,426,988)
Prepaids and other assets	23,611
Investment Management Fees payable	(170,617)
Offshore withholding tax payable	81,766
Administration fees payable	(136,704)
Accounts payable and accrued expenses	130,045
Net cash provided by operating activities	159,867,814
Cash flows from financing activities:
Withdrawals	(161,723,216)
Net cash used in financing activities	(161,723,216)
Effect of exchange rate changes in cash	(8,806)
Net change in cash and cash equivalents	(1,864,208)
Cash and cash equivalents at beginning of year	68,356,260
Cash and cash equivalents at end of year	$66,492,052
Supplemental schedule of cash activity:
Cash paid for offshore withholding taxes	1,792,740
Cash paid for interest	915

See accompanying notes to financial statements.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements
December 31, 2016

(1)	ORGANIZATION

The Endowment PMF Master Fund, L.P. (the “Master Fund”), a Delaware limited partnership, commenced operations on March 31, 2014. The Master Fund is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Master Fund is the master fund in a master-feeder structure in which there are currently three feeder funds.

On March 31, 2014 the Master Fund received in an in-kind transfer a portfolio of investment funds including, but not limited to, limited partnerships, limited liability companies, offshore corporations and other foreign investment vehicles (collectively, the “Investment Funds”) from Salient Private Access Master Fund, L.P. (formerly The Endowment Master Fund, L.P.) (the “Legacy Master Fund”), in exchange for limited partnership interests (the “Interests”) of the Master Fund.

The Master Fund’s investment objective is to manage a portfolio of Investment Funds and cash to preserve value while prioritizing liquidity to investors over active management, until such time as the Master Fund’s portfolio has been liquidated. The Master Fund holds a portfolio of Investment Funds, reflecting an approximate pro rata division of the portfolio of the Legacy Master Fund, managed in a broad range of investment strategies and asset categories. The Adviser, as hereinafter defined, manages the Master Fund portfolio primarily in a passive manner whereby the Master Fund holds to self-liquidating private equity and other similar illiquid interests in Investment Funds and oversees the liquidation of other Investment Funds that provide for redemption while managing the Master Fund’s cash to ensure the Master Fund has the ability to satisfy outstanding capital commitments relating to such portfolio holdings.

The Endowment Fund GP, L.P., a Delaware limited partnership, serves as the general partner of the Master Fund and the Legacy Master Fund (the “General Partner”). To the fullest extent permitted by applicable law, the General Partner has irrevocably delegated to a board of directors (the “Board” and each member a “Director”) its rights and powers to monitor and oversee the business affairs of the Master Fund, including the complete and exclusive authority to oversee and establish policies regarding the management, conduct, and operation of the Master Fund’s business. A majority of the members of the Board are independent of the General Partner and its management. To the extent permitted by applicable law, the Board may delegate any of its rights, powers and authority to, among others, the officers of the Master Fund, the Adviser, or any committee of the Board.

The Board is authorized to engage an investment adviser, and pursuant to an investment management agreement, (the “Investment Management Agreement”), it has selected Endowment Advisers, L.P. (the “Adviser”), to manage the Master Fund’s portfolio and operations. The Adviser is a Delaware limited partnership that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Under the Investment Management Agreement, the Adviser is responsible for the establishment of an investment committee (the “Investment Committee”), which is responsible for developing, implementing, and supervising the Master Fund’s investment program subject to the ultimate supervision of the Board.

Under the Master Fund’s organizational documents, the Master Fund’s Directors and officers are indemnified against certain liabilities arising out of the performance of their duties to the Master Fund. In the normal course of business, the Master Fund enters into contracts with service providers, which also provide for indemnifications by the Master Fund. The Master Fund’s maximum exposure under these arrangements is unknown, as this would involve any future potential claims that may be made against the Master Fund. However, based on experience, the General Partner expects that risk of loss to be remote.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
December 31, 2016

(2)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES

(a)	BASIS OF ACCOUNTING

The accounting and reporting policies of the Master Fund conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The accompanying financial statements reflect the financial position of the Master Fund and the results of its operations. The Master Fund is an investment company and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”.

(b)	CASH EQUIVALENTS

The Master Fund considers all unpledged temporary cash investments with a maturity date at the time of purchase of three months or less to be cash equivalents.

(c)	INVESTMENT SECURITIES TRANSACTIONS

The Master Fund records investment transactions on a trade-date basis.

Investments that are held by the Master Fund, including those that have been sold short, are marked to fair value at the date of the financial statements, and the corresponding change in unrealized appreciation/ depreciation is included in the Statement of Operations.

Dividend income is recorded on the ex-dividend date. Other investment fund distributions are recorded based on the detail provided with the distribution notice, as applicable. Realized gains or losses on the disposition of investments are accounted for based on the first in first out method.

(d)	INVESTMENT VALUATION

The valuation of the Master Fund’s investments is determined as of the close of business at the end of each reporting period, generally monthly. The valuation of the Master Fund’s investments is calculated by UMB Fund Services, Inc., the Master Fund’s independent administrator (the “Administrator”).

The Board has formed a valuation committee (the “Board Valuation Committee”) that is responsible for overseeing the Master Fund’s valuation policies, making recommendations to the Board on valuation-related matters, and overseeing implementation by the Adviser of such valuation policies.

The Board has authorized the Adviser to establish a valuation committee of the Adviser (the “Adviser Valuation Committee”). The Adviser Valuation Committee’s function, subject to the oversight of the Board Valuation Committee and the Board, is generally to review valuation methodologies, valuation determinations, and any information provided to the Adviser Valuation Committee by the Adviser or the Administrator.

The Master Fund is not able to obtain complete underlying investment holding details on each of the Investment Funds in order to determine if the Master Fund’s proportional, aggregated, indirect share of any investments held by the Investment Funds exceeds 5% of partners’ capital of the Master Fund as of December 31, 2016.

Investments held by the Master Fund are valued as follows:

●

INVESTMENT FUNDS—Investments in Investment Funds that do not have a readily determinable fair value are carried at fair value, using the net asset value (the “NAV”) as a practical expedient, as provided to the Administrator by the investment managers of such Investment Funds or the administrators of

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
December 31, 2016

such Investment Funds. These Investment Funds value their underlying investments in accordance with policies established by such Investment Funds. Prior to investing in any Investment Fund, the Adviser Valuation Committee, as part of the due diligence process, conducts a review of the valuation methodologies employed by the Investment Fund to determine whether such methods are appropriate for the asset types. All of the Master Fund’s valuations utilize financial information supplied by each Investment Fund and are net of management and estimated performance incentive fees or allocations payable to the Investment Funds’ managers pursuant to the Investment Funds’ agreements. Generally, Investment Funds in which the Master Fund invests will use market value when available, and otherwise will use principles of fair value applied in good faith. The Adviser Valuation Committee will consider whether it is appropriate, in light of the relevant circumstances, to value shares at NAV as reported by an Investment Fund for valuation purposes, or whether to adjust such reported value to reflect an adjusted fair value. Because of the inherent uncertainty of valuation, fair value may differ significantly from the value that would have been used had readily available markets for the investments in Investment Funds existed. The Master Fund’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda of such Investment Funds.

●

OTHER—Investments in open-end registered investment companies (“RICs”) that do not trade on an exchange and in other investment companies that have a readily determinable fair value are valued at the end of day NAV per share and are categorized as Level 1 in the fair value hierarchy. Where no value is readily available from a RIC or other security, or where a value supplied by a RIC is deemed not to be indicative of the RIC’s value, the Adviser Valuation Committee and/or the Board Valuation Committee, in consultation with the Administrator or the Adviser, will determine, in good faith, the fair value of the RIC or other security. Such fair valued investments are typically categorized as Level 1 or Level 2 in the fair value hierarchy, based upon the inputs used to value the investments.

●

SECURITIES NOT ACTIVELY TRADED—The value of securities, derivatives or synthetic securities that are not actively traded on an exchange shall be determined by obtaining quotes from brokers that normally deal in such securities or by an unaffiliated pricing service that may use actual trade data or procedures using market indices, matrices, yield curves, specific trading characteristics of certain groups of securities, pricing models or a combination of these procedures pursuant to the valuation procedures approved by the Board. In each of these situations, valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based upon the inputs used to value the investments.

(e)	FOREIGN CURRENCY

The accounting records of the Master Fund are maintained in U.S. dollars. Foreign currency amounts and investments denominated in a foreign currency, if any, are translated into U.S. dollar amounts at current exchange rates on the valuation date. Purchases and sales of investments denominated in foreign currencies are translated into U.S. dollar amounts at the exchange rate on the respective dates of such transactions. The Master Fund does not segregate the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency translations reported in the accompanying Statement of Operations and Statement of Changes in Partners’ Capital.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
December 31, 2016

(f)	CFTC REGULATION

On August 13, 2013, the Commodity Futures Trading Commission (“CFTC”) adopted rules to harmonize conflicting Securities and Exchange Commission (the “SEC”) and CFTC disclosure, reporting and recordkeeping requirements for RICs that do not meet an exemption from the definition of commodity pool. The harmonization rules provide that the CFTC will accept the SEC’s disclosure, reporting, and recordkeeping regime as substituted compliance for substantially all of the otherwise applicable CFTC regulations as long as such investment companies meet the applicable SEC requirements.

Previously, in November 2012, the CFTC issued relief for fund of fund operators, including advisers to RIC’s, that may otherwise be required to register with the CFTC as commodity pool operators but do not have access to information from the investment funds in which they are invested in order to determine whether such registration is required. This relief delayed the registration date for such operators until the later of June 30, 2013 or six months from the date the CFTC issues revised guidance on the application of certain thresholds with respect to investments in commodities held by funds of funds. In December 2012, the Master Fund filed as required with the CFTC in order to claim this no-action relief, which was effective upon receipt of the filing. Although the CFTC now has adopted harmonization rules applicable to investment companies that are deemed to be commodity pools, the CFTC has not yet issued guidance on how funds of funds are to determine whether they are deemed to be commodity pools. As of December 31, 2016, the Master Fund is not considered a commodity pool and continues to rely on the fund of fund no-action relief.

(g)	INVESTMENT INCOME

For investments in securities, dividend income is recorded on the ex-dividend date, net of withholding taxes. Interest income is recorded as earned on the accrual basis and includes amortization of premiums or accretion of discounts.

(h)	FUND EXPENSES

Unless otherwise voluntarily or contractually assumed by the Adviser or another party, the Master Fund bears all expenses incurred in its business including, but not limited to, the following: all costs and expenses related to investment transactions and positions for the Master Fund’s account; legal fees; accounting, auditing and tax preparation fees; recordkeeping and custodial fees; costs of computing the Master Fund’s net asset value; fees for data and software providers; research expenses; costs of insurance; registration expenses; expenses of meetings of partners; directors fees; all costs with respect to communications to partners; transfer taxes; offshore withholding taxes; and other types of expenses as may be approved from time to time by the Board.

(i)	INCOME TAXES

The Master Fund is organized and operates as a limited partnership and is not subject to income taxes as a separate entity. Such taxes are the responsibility of the individual partners. Accordingly, no provision for income taxes has been made in the Master Fund’s financial statements. Investments in foreign securities may result in foreign taxes being withheld by the issuer of such securities. For U.S. offshore withholding tax, the Master Fund may serve as withholding agent for its offshore feeder funds.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
December 31, 2016

For the current open tax years and for all major jurisdictions, management of the Master Fund has evaluated the tax positions taken or expected to be taken in the course of preparing the Master Fund’s tax returns to determine whether the tax positions will “more-likely-than-not” be sustained by the Master Fund upon challenge by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold and that would result in a tax benefit or expense to the Master Fund would be recorded as a tax benefit or expense in the current period.

For the year ended December 31, 2016, the Master Fund did not recognize any amounts for unrecognized tax benefit/expense. A reconciliation of unrecognized tax benefit/expense is not provided herein, as the beginning and ending amounts of unrecognized tax benefit/expense are zero, with no interim additions, reductions or settlements. Tax positions taken in tax years which remain open under the statute of limitations (generally three years for federal income tax purposes and four years for state income tax purposes) are subject to examination by federal and state tax jurisdictions.

(j)	USE OF ESTIMATES

The financial statements have been prepared in conformity with U.S. GAAP, which requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from those estimates and such differences may be significant.

(3)	FAIR VALUE MEASUREMENTS

The Master Fund defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions.

The inputs used to determine the fair value of the Master Fund’s investments are summarized in the three broad levels listed below:

●

Level 1—unadjusted quoted prices in active markets for identical investments and registered investment companies where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2—investments with other significant observable inputs

●	Level 3—investments with significant unobservable inputs (which may include the Master Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Master Fund discloses transfers between levels based on valuations at the end of the reporting period. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The Master Fund establishes valuation processes and procedures to ensure that the valuation techniques for investments categorized within Level 3 of the fair value hierarchy are fair, consistent, and appropriate. The Adviser is responsible for developing the Master Fund’s written valuation processes and procedures, conducting periodic reviews of the valuation policies, and evaluating the overall fairness and consistent application of the valuation policies. The Board Valuation Committee has authorized the Adviser to oversee the implementation of the Board

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
December 31, 2016

approved valuation procedures by the Administrator. The Adviser Valuation Committee is comprised of various Master Fund personnel, which include members from the Master Fund’s portfolio management and operations groups. The Adviser Valuation Committee meets monthly or as needed, to determine the valuations of the Master Fund’s Level 3 investments. The valuations are supported by methodologies employed by the Investment Funds’ market data, industry accepted third party valuation models, or other methods the Adviser Valuation Committee deems to be appropriate, including the use of internal proprietary valuation models. As of December 31, 2016, the Master Fund does not hold any investments that have to be included in the Level 3 fair value hierarchy.

The Master Fund is permitted to invest in alternative investments that may not have a readily determinable fair value. For an investment that does not have a readily determinable fair value, the Master Fund uses the NAV reported by the Investment Fund as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the reported NAV. If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV is adjusted to reflect any significant events that would materially affect the value of the investment and the NAV of the Master Fund as of the valuation date.

Certain Investment Funds in which the Master Fund invests have limitations on liquidity which may result in limitations on redemptions including, but not limited to, early redemption fees. Other than Investment Funds that are self-liquidating, such as Private Equity and some Energy, Natural Resources and Real Estate Funds, the Investment Funds in which the Master Fund invests have withdrawal rights ranging from monthly to annually, after a notice period, usually for a period of up to two years from the date of the initial investment or an additional investment. A listing of the investments held by the Master Fund and their attributes as of December 31, 2016, that qualify for this valuation approach is shown in the table below.

Investment Category	Investment Strategy	Fair Value (in 000s)	Unfunded Commitments (in 000s)	Remaining Life*	Redemption Frequency*	Notice Period (in Days)*	Redemption Restrictions and Terms*
Energy(a)	Private investments in securities issued by companies in the energy and natural resources sectors.	$157,047	$17,232	up to 10 years	N/A	N/A	Up to15 years
Event-Driven(b)	Strategies designed to profit from changes in the prices of securities of companies facing a major corporate event.	62,647	N/A	N/A	Quarterly	45-90	Up to 5 years; up to 2.5% early withdrawal fee; possible 25% investor level gate; illiquid side pocket capital

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
December 31, 2016

Investment Category	Investment Strategy	Fair Value (in 000s)	Unfunded Commitments (in 000s)	Remaining Life*	Redemption Frequency*	Notice Period (in Days)*	Redemption Restrictions and Terms*
Global Macro and Trading(c)	Investments across global markets and security types seeking to profit from macroeconomic opportunities. Strategies can be discretionary or systematic. Includes Commodity Trading Advisers.	$12	N/A	N/A	Quarterly	30-90	Up to 5 years; up to 6% early redemption fee; possible hard lock within first 12 months; illiquid side pocket capital
Private Equity(d)	Investments in nonpublic companies.	472,200	$49,189	up to 10 years	N/A	N/A	Up to 10 years
Real Estate(e)	Investments in REITs, private partnerships, and various real estate related mortgage securities.	83,455	18,794	up to 10 years	N/A	N/A	Up to 10 years
Relative Value(f)	Strategies seeking to profit from inefficiencies existing within capital structures, within markets, and across markets.	25,011	N/A	N/A	Quarterly	30-120	Up to 5 years; up to 7% early redemption fee; possible 5% fund level gate; illiquid side pocket capital
		$800,372	$85,215

*

The information summarized in the table above represents the general terms for the specified asset class. Individual Investment Funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole. In addition, most Investment Funds have the flexibility, as provided for in their constituent documents, to modify and waive such terms.

(a)

This category includes Investment Funds that invest primarily in privately issued securities by companies in the energy and natural resources sectors and private investments in energy-related assets or companies. The Investment Funds include private funds and private partnerships with private investments in their portfolios.

(b)

This category includes Investment Funds that invest primarily in the following securities: common stock, preferred stock, and many types of debt. Events include mergers, acquisitions, restructurings, spin-offs, and litigation.

(c)

This category includes Investment Funds that invest in global markets and across all security types including equities, fixed income, derivatives, commodities, currencies, futures, and exchange-traded funds. Investment Funds in this category are typically private funds and may include global macro funds, and commodity trading advisors.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
December 31, 2016

(d)

This category includes private equity funds that invest primarily in non-publicly traded companies in need of capital. These Investment Funds may vary widely as to sector, size, stage, duration, and liquidity. Certain of these Investment Funds may also focus on the secondary market, buying interests in existing private equity funds, often at a discount.

(e)

This category includes Investment Funds that invest in registered investment companies or managers that invest in real estate trusts (commonly known as “REITs”) and private partnerships that make investments in income producing properties, raw land held for development or appreciation, and various types of mortgage loans and common or preferred stock whose operations involve real estate.

(f)

This category includes Investment Funds with low net exposure to most financial markets. Underlying strategies include Equity Market Neutral or Statistical Arbitrage, Capital Structure Arbitrage, Convertible Arbitrage, Volatility Arbitrage, and Credit Arbitrage.

Limited Partnerships, Exempted Partnerships and Limited Liability Companies	Fair Value as % of Partners’ Capital	Investment Strategy	Redemption Frequency	Redemption Restrictions and Terms
Quantum Parallel Partners V, L.P.	5.40%	Quantum Parallel Partners V, L.P. makes private investments in energy companies focused on exploration and production activities in the United States and Canada.	N/A	N/A

(4)	PARTNERS’ CAPITAL ACCOUNTS

(a)	ISSUANCE OF INTERESTS

Interests of the Master Fund are generally available only to those investors who received Interests as in-kind repurchase proceeds for their tendered interests in one of the feeder funds to the Legacy Master Fund. Interests of the Master Fund will generally not otherwise be offered or sold.

(b)	ALLOCATION OF PROFITS AND LOSSES

For each fiscal period, generally monthly, net profits or net losses of the Master Fund are allocated among and credited to or debited against the capital accounts of all partners as of the last day of each fiscal period in accordance with the partners’ respective capital account ownership percentage for the fiscal period. Net profits or net losses are measured as the net change in the value of the partners’ capital of the Master Fund, including any change in unrealized appreciation or depreciation of investments and income, net of expenses, and realized gains or losses during a fiscal period.

(c)	REPURCHASE OF INTERESTS

A partner will not be eligible to have the Master Fund repurchase all or any portion of an Interest at the partner’s discretion at any time. Interests are not redeemable nor are they exchangeable for Interests or shares of any other fund.

The Master Fund anticipates making quarterly distributions pro rata to all investors in an amount equal to the Master Fund’s excess cash (“Excess Cash”). Excess Cash is defined as the amount of cash on hand over and above the amount necessary or prudent for operational and regulatory purposes (“Required Cash”). The amount of Required Cash is determined by the Adviser with oversight by the Board. Excess Cash is generally distributed in the subsequent quarter or quarters where the aggregate of Excess Cash from such subsequent quarter(s) and prior quarters exceeds

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
December 31, 2016

a threshold of $10 million. Intra-quarter distributions may also be made if Excess Cash exceeds a threshold of $25 million as of the forty fifth day after the end of any quarter. The Master Fund may make in-kind distributions of portfolio securities as deemed necessary.

(5)	INVESTMENTS IN PORTFOLIO SECURITIES

(a)	INVESTMENT ACTIVITY

As of December 31, 2016 the Master Fund held investments in Investment Funds and securities. The agreements related to investments in Investment Funds provide for compensation to the Investment Funds’ managers/general partners or advisers in the form of management fees. In addition, many Investment Funds also provide for performance incentive fees/ allocations of an Investment Fund’s net profits. These management fees and incentive fees are in addition to the management fees charged by the Master Fund.

For the year ended December 31, 2016, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were $35,399,968 and $124,186,587, respectively.

The cost of the Master Fund’s underlying investments for Federal income tax purposes is adjusted for items of taxable income allocated to the Master Fund from such investments. The allocated taxable income is generally reported to the Master Fund by its underlying investments on Schedules K-1, Forms 1099 or PFIC statements, or a combination thereof.

The underlying investments generally do not provide the Master Fund with tax reporting information until well after year end, and as a result, the Master Fund is unable to calculate the year end tax cost of its investments until such time. The Master Fund’s book cost as of December 31, 2016, was $821,327,300, resulting in accumulated net unrealized depreciation of $20,955,167 consisting of $185,088,544 in gross unrealized appreciation and $206,043,711 in gross unrealized depreciation.

(b)	AFFILIATED INVESTMENT FUNDS

At December 31, 2016, the Master Fund’s investments in certain Investment Funds were deemed to be investments in affiliated issuers under the 1940 Act, primarily because the Master Fund owns 5% or more of the Investment Funds’ total net assets. A listing of these affiliated Investment Funds (including activity during the year ended December 31, 2016) is shown below:

Investment Funds	Shares 12/31/2015	Shares 12/31/2016	Beginning Fair Value 12/31/2015	Cost of Purchases	Sales Proceeds*	Realized Gain (Loss) on Investments	Change in Unrealized Appreciation/ Depreciation	Ending Fair Value 12/31/2016	Interest/ Dividend Income
BDCM Partners I, L.P.			$19,217,724	$—	$(354,556)	$—	$(960,165)	$17,903,003	$—
Credit Distressed Blue Line Fund, L.P.			11,778,713	—	—	—	(1,896,332)	9,882,381	—
CX Partners Fund Ltd.			29,630,190	283,780	(8,620,797)	8,381,485	(5,965,625)	23,709,033	84,995
Dace Ventures I, LP			1,102,813	21,070	(4,316)	397	(148,164)	971,799	—
EnCap Energy Infrastructure TE Feeder, L.P.			$2,564,049	$60,814	$(127,736)	$—	$(143,928)	$2,353,199	$24,974
Florida Real Estate Value Fund, L.P.			4,821,321	—	(1,477,264)	334,620	(1,513,393)	2,165,283	—

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
December 31, 2016

Investment Funds	Shares 12/31/2015	Shares 12/31/2016	Beginning Fair Value 12/31/2015	Cost of Purchases	Sales Proceeds*	Realized Gain (Loss) on Investments	Change in Unrealized Appreciation/ Depreciation	Ending Fair Value 12/31/2016	Interest/ Dividend Income
Fortelus Special Situations Fund LP			$3,041,847	$—	$—	$—	$1,080,441	$4,122,288	$—
Garrison Opportunity Fund LLC			9,320,237	31,020	(6,665,083)	6,634,063	(7,437,651)	1,882,586	—
GTIS Brazil Real Estate Fund (Brazilian Real) LP			11,028,692	—	—	—	3,275,947	14,304,639	—
Harbinger Capital Partners Fund I, L.P.			18,552,000	245,947	(245,947)	—	117,083	18,669,083	—
Harbinger Class LS Holdings (U.S.) Trust	3,225	3,225	3,100,657	—	—	—	2,529,370	5,630,027	—
HealthCor Partners Fund, L.P.			7,800,095	139,539	—	—	(952,397)	6,987,237	—
Hillcrest Fund, L.P.			7,464,271	201,510	(5,786,735)	2,140,799	(970,761)	3,049,084	—
LC Fund IV, L.P.			22,285,659	152,176	(865,964)	467,295	2,313,967	24,353,133	216,786
Middle East North Africa Opportunities Fund, L.P.	3,969	3,969	361,769	—	—	—	(55,658)	306,111	—
Midstream & Resources Follow-On Fund, L.P.			18,672,633	112,580	(3,249,681)	2,375,733	(2,387,619)	15,523,646	563,348
Monsoon Infrastructure & Realty Co-Invest, L.P.			14,949,328	—	(795,623)	—	(975,594)	13,178,111	—
Pennybacker II, LP			3,473,638	907,071	(5,085,231)	2,496,101	(1,076,952)	714,627	—
PIPE Equity Partners, LLC			4,474,749	—	—	—	(819,017)	3,655,732	—
PIPE Select Fund, LLC			14,306,501	—	(141,354)	—	(659,131)	13,506,016	—
Private Equity Investment Fund IV, L.P.			4,537,416	—	(175,876)	84,420	(2,196,620)	2,249,340	—
Private Equity Investment Fund V, L.P.**			38,234,588	—	(1,056,801)	295,494	(19,495,302)	17,977,979	—
Quantum Parallel Partners V, LP			35,298,012	5,029,425	(2,012,137)	414,411	8,220,289	46,950,000	—
Quorum Fund Ltd.	8,762	8,762	375,589	—	—	—	(192,681)	182,908	—
Saints Capital VI, L.P.			6,678,948	126,920	(1,744,661)	388,085	488,111	5,937,403	40,641
SBC Latin America Housing US Fund, LP			9,093,736	200,254	(744,912)	—	(806,401)	7,742,677	—
Tenaska Power Fund II-A, L.P.			9,203,767	2,157,470	(9,351,887)	153,873	(688,590)	1,474,633	—
Trivest Fund IV, L.P.			11,968,255	—	(7,548,229)	6,783,802	103,189	11,307,017	48,647

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
December 31, 2016

Investment Funds	Shares 12/31/2015	Shares 12/31/2016	Beginning Fair Value 12/31/2015	Cost of Purchases	Sales Proceeds*	Realized Gain (Loss) on Investments	Change in Unrealized Appreciation/ Depreciation	Ending Fair Value 12/31/2016	Interest/ Dividend Income
Trustbridge Partners III, L.P.			$36,043,435	$58,393	$(3,324,789)	$3,105,296	$(2,955,220)	$32,927,115	$—
Tuckerbrook SB Global Distressed Fund I, L.P.			3,488,413	—	(570,342)	—	22,127	2,940,198	—
Westview Capital Partners II, L.P.			12,678,050	335,746	(9,695,928)	5,247,446	3,061,746	11,627,060	—
			$375,547,095	$10,063,715	$(69,645,849)	$39,303,319	$(31,084,932)	$324,183,348	$979,391

*	Sales include return of capital
**	Voting rights have been waived for this investment.

(6)	FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the Master Fund invests may trade various derivative securities and other financial instruments, and may enter into various investment activities with off- balance sheet risk both as an investor and as a principal. The Master Fund’s risk of loss in these Investment Funds is limited to the value of its investment in such Investment Funds.

(7)	ADMINISTRATION AGREEMENT

In consideration for administrative, accounting, and recordkeeping services, the Master Fund pays the Administrator a monthly administration fee based on the month-end partners’ capital. The Master Fund is charged, on an annual basis, 6 basis points on partners’ capital of up to $2 billion, 5 basis points on partners’ capital between the amounts of $2 billion and $5 billion, 2 basis points on partners’ capital between the amounts of $5 billion and $15 billion, and 1.25 basis points for amounts over $15 billion. The administration fee is payable monthly in arrears. The Administrator also provides compliance, transfer agency, and other investor related services at an additional cost. The total administration fees incurred for the year ended December 31, 2016, was $553,927.

(8)	RELATED PARTY TRANSACTIONS

(a)	INVESTMENT MANAGEMENT FEE

In consideration of the advisory and other services provided by the Adviser to the Master Fund, the Master Fund pays the Adviser an investment management fee (the “Investment Management Fee”) equal to 0.70% on an annualized basis of the Master Fund’s partners’ capital at the end of each month, payable monthly in arrears, for the six quarters following March 31, 2014, and 0.40% on an annualized basis for periods thereafter until the period ending March 31, 2024, when the Adviser will no longer receive the Investment Management Fee.

The Master Fund’s partners bear an indirect portion of the Investment Management Fee paid by the Master Fund. The Investment Management Fee decreases the net profits or increases the net losses of the Master Fund that are credited to or debited against the capital accounts of its partners. For the year ended December 31, 2016, $3,695,041 as incurred for Investment Management Fees.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
December 31, 2016

(b)	EXPENSE LIMITATION AGREEMENT

Through an expense limitation agreement (the “Expense Limitation Agreement”), the Adviser contractually agreed to limit total annualized expenses of the Master Fund, for the period April 1, 2014 through January 31, 2016, to the amount of 1.25%, exclusive of fees and expenses of underlying investment funds, borrowing and other investment-related costs and fees, taxes, litigation and other extraordinary expenses not incurred in the ordinary course of the Master Fund’s business.

Under the Expense Limitation Agreement, the Adviser is permitted to recover in later periods expenses it has borne to the extent that the Master Fund’s expenses fall below the rate in effect at the time of the waiver. The Master Fund, however, is not obligated to pay any such amounts beyond three years after the end of the fiscal year in which the Adviser reimbursed such expense. Any such recoupment by the Adviser shall not cause the Master Fund to exceed the annual expense limitation rate that was in effect at the time of such waiver or reimbursement. For the year ended December 31, 2016, no such expense waiver has been incurred by the Master Fund.

(9)	CREDIT FACILITY

The Master Fund entered into a line of credit agreement (the “Credit Agreement”) with Credit Suisse AG on November 4, 2016. The terms of the Credit Agreement provide a $20,000,000 credit facility. Borrowings under the Credit Agreement are secured by the Master Fund’s investments. The Credit Agreement provides for a commitment fee of 0.75% per annum plus interest accruing on any borrowed amounts at the three month London Interbank Offered Rate (LIBOR) plus a spread of 2.25% per annum during the commitment period and 3.00% per annum during the wind down period as defined in the Credit Agreement. There were no borrowings during the year ended December 31, 2016. The Credit Agreement expires on August 25, 2017.Prior to November 4, 2016, the Master Fund had a line of credit agreement (the “Prior Credit Agreement”) with Credit Suisse AG that provided a $50,000,000 credit facility with a commitment fee of 0.50% per annum plus interest accruing on any borrowed amounts at the three month London Interbank Offered Rate (LIBOR) plus a spread of 2.5% per annum during the commitment period and 3.00% per annum during the wind down period as defined in the Prior Credit Agreement.

(10)	FINANCIAL HIGHLIGHTS

	Year Ended December 31, 2016	Year Ended December 31, 2015	For the Period March 31, 2014 Through December 31, 2014[1]
Net investment income (loss) to average partners’ capital[2]	0.23%	0.58%	(1.04)%
Expenses to average partners’ capital[2,3]	0.83%	0.90%	2.11%
Portfolio Turnover[4]	4.08%	8.38%	5.28%
Internal rate of return since inception[5]	4.72%	5.05%	8.89%
Total Return[4,6]	1.05%	3.40%	6.17%
Partners’ capital, end of period (000’s)	$ 868,247	$ 994,679	$ 1,208,928

An investor’s return (and operating ratios) may vary from those reflected based on the timing of capital transactions.

1	The Endowment PMF Master Fund, L.P. commenced operations on March 31, 2014.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Notes to Financial Statements, continued
December 31, 2016

2

Ratios are calculated by dividing the indicated amount by average partners’ capital measured at the end of each month during the period. These ratios have been annualized for periods less than twelve months.

3

Expense ratios do not include expenses of acquired funds that are paid indirectly by the Master Fund as a result of its ownership in the underlying funds. Expenses include U.S. offshore withholding tax, which is only allocable to investors investing through the offshore feeder funds.

4	Not annualized for periods less than twelve months.
5

The internal rate of return since inception (“IRR”) of the limited partners is net of all fees and profit allocations to the Adviser. The IRR reported is for the Master Fund as a whole. The IRR was computed based on the actual dates of the cash inflows (capital contributions), cash outflows (cash distributions) and the ending partners’ capital as of December 31, 2016 (the residual value).

6	The total return of the Master Fund is calculated as geometrically linked monthly returns for each month in the period.

(11)	SUBSEQUENT EVENTS

Management of the Master Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements as of December 31, 2016.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Supplemental Information
December 31, 2016
(Unaudited)

Directors and Officers

The Master Fund’s operations are managed under the direction and oversight of the Board. Each Director serves for an indefinite term or until he or she reaches mandatory retirement, if any, as established by the Board. The Board appoints the officers of the Master Fund who are responsible for the Master Fund’s day-to-day business decisions based on policies set by the Board. The officers serve at the pleasure of the Board.

Compensation for Directors

The Endowment PMF Master Fund, L.P., PMF Fund, L.P., and PMF TEI Fund, L.P., together pay each of the Directors who is not an “interested person” of the Adviser, as defined in the 1940 Act (the “Independent Directors”) an annual retainer of $10,500 paid quarterly, an annual Board meeting fee of $4,000, a fee of $850 for each informal Board meeting, a fee of $425 for each telephonic Board meeting, annual fees of $530, $530 and $700 for membership on the Audit, Valuation and Compliance Committees, respectively paid quarterly, annual fees of $2,550, $3,400 and $2,550 for the Audit, Valuation and Compliance Committee chair positions, respectively paid quarterly, and an annual fee of $4,250 to the Lead Independent Director, paid quarterly. There are currently four Independent Directors. In the interest of retaining Independent Directors of the highest quality, the Board intends to periodically review such compensation and may modify it as the Board deems appropriate.

The table below shows, for each Director and executive officer, his full name, address and age, the position held with the Fund, the length of time served in that position, his principal occupation during the last five years, and other directorships held by such Director. The address of each Director and officer (unless otherwise noted) is c/o The Endowment PMF Fund, 4265 San Felipe, Suite 800, Houston, Texas 77027.

Interested Directors

Name and Year of Birth	Position(s) Held	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
John A. Blaisdell[1] Year of birth: 1960	Director, Principal Executive Officer (Since 2004)	Managing Director of Salient, since 2002.	The Endowment PMF Funds (3); Salient Private Access Funds (4)

Salient Alternative Strategies Funds (investment companies) (two funds) 2010-2016; Salient MF Trust (investment company) (four funds) since 2012; Salient Midstream & MLP Fund (investment company) since 2012.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Supplemental Information, continued
December 31, 2016
(Unaudited)

Name and Year of Birth	Position(s) Held	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Jeffrey R. Keay[1] Year of birth: 1974 Address: c/o HarbourVest Partners, LLC One Financial Center, 44th Floor Boston, MA 0211	Director, (Since 2014)	Managing Director, HarbourVest Partners, LLC (private equity).	The Endowment PMF Funds (3)	None
Jeffrey D. Young[1] Year of birth: 1967 Address: c/o Origami Capital Partners, LLC 191 North Wacker Drive Suite 2350 Chicago, IL 60606	Director, (Since 2014)	Partner, Origami Capital Partners, LLC (investment adviser).	The Endowment PMF Funds (3)	None

1

This person’s status as an “interested” director arises from his affiliation with Salient Partners, L.P., which itself is an affiliate of the Endowment PMF Master Fund, L.P., PMF Fund, L.P., PMF TEI Fund, L.P., and the Adviser.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Supplemental Information, continued
December 31, 2016
(Unaudited)

Independent Directors

Name and Year of Birth	Position(s) Held	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Jonathan P. Carroll Year of birth: 1961	Director (Since 2004)	President, Lazarus Financial LLC (holding company) since 2006; President and CEO of Blue Dolphin Energy Company since 2012; private investor for the past five years.	The Endowment PMF Funds (3); Salient Private Access Funds (4)

Salient Alternative Strategies Funds (investment companies) (two funds) 2010-2016; Salient MF Trust (investment company) (four funds) since 2012; Salient Midstream & MLP Fund (investment company) since 2012; LRR Energy, L.P. (energy company) since 2014; Blue Dolphin Energy Company (BDCO) (energy company), since 2014.

Richard C. Johnson Year of birth: 1937	Director (Since 2004)	Senior Counsel (retired) for Baker Botts LLP (law firm) since 2002; Managing Partner, Baker Botts, 1998 to 2002; practiced law at Baker Botts, 1966 to 2002 (1972 to 2002 as a partner).	The Endowment PMF Funds (3); Salient Private Access Funds (4)

Salient Alternative Strategies Funds (investment companies) (two funds) 2010-2016; Salient MF Trust (investment company) (four funds) since 2012; Salient Midstream & MLP Fund (investment company) since 2012.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Supplemental Information, continued
December 31, 2016
(Unaudited)

Name and Year of Birth	Position(s) Held	Principal Occupation(s) During the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
G. Edward Powell Year of birth: 1936	Director (Since 2004)	Principal of Mills & Stowell (private equity) since 2002. Managing Partner, PriceWaterhouse & Co. (Houston Office, 1982 to 1994).	The Endowment PMF Funds (3); Salient Private Access Funds (4)

Salient Alternative Strategies Funds (investment companies) (two funds) 2010-2016; Salient MF Trust (investment company) (four funds) since 2012; Salient Midstream & MLP Fund (investment company) since 2012; Energy Services International, Inc., since 2004; Therapy Track, LLC, since 2009; Global Water Technologies, Inc.; Datavox Holdings, Inc.; Energy Services International, Inc., 2004 to 2013.

Scott E. Schwinger Year of birth: 1965	Director (Since 2004)	President, The McNair Group (management), since 2006; Senior Vice President and Chief Financial Officer, the Houston Texans (professional football team) (1999).	The Endowment PMF Funds (3); Salient Private Access Funds (4)

Salient Alternative Strategies Funds (investment companies) (two funds) 2010-2016; Salient MF Trust (investment company) (four funds) since 2012; Salient Midstream & MLP Fund (investment company) since 2012; The Make-A-Wish Foundation, since 2008.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Supplemental Information, continued
December 31, 2016
(Unaudited)

Officers of the Fund Who Are Not Directors

Name and Year of Birth	Position(s) Held with the Fund	Principal Occupation(s) During the Past 5 Years
Paul Bachtold Year of birth: 1973	Chief Compliance Officer (“CCO”) (Since 2010).	CCO, Salient (since 2010); Consultant, Chicago Investment Group (compliance consulting), 2009-2010; US Compliance Manager, Barclays Global Investors, 2005-2008.
Christopher R. Arnold Year of birth: 1977	Treasurer; Principal Financial Officer (Since 2015).	Director of Fund Accounting, Salient (since 2010); Audit Manager, PricewaterhouseCoopers, LLP 2002-2009.
Jeremy Radcliffe Year of birth: 1974	Secretary (Since 2013).	Managing Director of Salient, since 2002.

Allocation of Investments

The following chart indicates the allocation of investments among the asset classes in the Master Fund as of December 31, 2016.

Asset Class[1]	Fair Value	%
Energy	$157,046,502	19.62
Event-Driven	62,647,232	7.83
Global Macro and Trading	11,809	0.00
Private Equity	472,199,614	58.99
Real Estate	83,454,703	10.43
Relative Value	25,012,273	3.13
Total Investments	$800,372,133	100.00

1	The complete list of investments included in the following asset class categories is included in the Schedule of Investments of the Master Fund.

Board Consideration of the Investment Management Agreement

At an in-person meeting of the Board held on October 19, 2016, the Board, including the Directors who are not “interested persons” as that term is defined in the Investment Company Act of 1940 (“Independent Directors”), considered and approved the continuation of the Investment Management Agreement between the Institutional Fund and the Adviser (the “Advisory Agreement”). In preparation for review of the Advisory Agreement, the Board requested the Adviser to provide detailed information which the Board determined to be reasonably necessary to evaluate the agreement. The Independent Directors also met in-person in executive session to review and discuss aspects of these materials. At the request of the Independent Directors, the Adviser made presentations regarding the materials and responded to questions from the Independent Directors relating to, among other things, portfolio

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Supplemental Information, continued
December 31, 2016
(Unaudited)

management, the Institutional Fund’s investment programs, Institutional Fund’s and Adviser’s compliance programs, Adviser staffing and management changes, Institutional Fund performance including benchmarks and comparisons to other funds, Institutional Fund fee levels, other portfolios (including fees) managed by the Adviser and its affiliates and the Adviser’s profitability (including revenue of the Adviser across all of its funds). The Board, including the Independent Directors, also took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings. The Independent Directors were assisted at all times by independent counsel.

Following the Board’s review, the Independent Directors met in executive session, and reported that they had had concluded that the Advisory Agreement enables the Fund’s partners to obtain high quality services at a cost that is appropriate, reasonable, and in the interests of investors. It also was noted that the Board’s decision to renew the Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. Upon consideration of these and other factors, the Board also determined:

The nature, extent and quality of the advisory services provided. With respect to the Advisory Agreement, the Board considered: the unique characteristics and special purposes of the Fund’s operations and the specific services provided in overseeing the Fund; the background and experience of key personnel; the Adviser’s successful implementation of the liquidation program and the distributions made by the Fund; the conduct and oversight of the Fund’s operations; the Adviser’s significant compliance and tax reporting functions; and the Adviser’s oversight of and interaction with service providers.

The Board concluded that the nature, extent and quality of the management and advisory service provided were appropriate and thus supported a decision to renew the Advisory Agreement. The Board also concluded that the Adviser would be able to provide during the coming year quality investment management and related services, and that these services are appropriate in scope and extent in light of the Fund’s operations and investor needs.

The investment performance. The Board evaluated the comparative information provided by the Adviser regarding the Fund’s investment performance, noting the largely irrelevant nature of other funds in comparison due to the Fund’s purpose and objective of successful and efficient liquidation. The Board also considered that the primary focus of the Fund was orderly liquidation, but noted that in addition to the distribution of liquidated assets by the Fund, the Fund’s generally positive performance. The Board concluded that the Adviser was successful in seeking the Fund’s objective. On the basis of the Directors’ assessment, the Directors concluded that the Adviser was capable of producing returns that are appropriate in light of the Fund’s investment objective and strategies.

The cost of advisory service provided and the level of profitability. In analyzing the cost of services and profitability of the Adviser, the Board considered the revenues earned and expenses incurred by the Adviser. On the basis of the Board’s review of the fees, the Board concluded that the level of investment management fees and the profitability of the Adviser are appropriate in light of the services provided and the profitability of the relationship between the Fund and the Adviser.

The extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund investors. The Board noted that because the Fund’s size will certainly continue to decline as it is liquidated over time, that economies of scale are not present or likely to be present. The Board concluded that the management fees reflect the Fund’s complicated operations while unwinding. The Board noted in particular the expense limitation in the Fund’s organizational documents and its positive effect in light of the anticipated declining size of the Funds over time.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Supplemental Information, continued
December 31, 2016
(Unaudited)

Benefits (such as soft dollars) to the Adviser from its relationship with the Fund. The Board concluded that other benefits derived by the Adviser from its relationship with the Funds are not quantifiable or anticipated to arise, and that the Funds would not trade for investment purposes or be likely to incur brokerage.

Other considerations. The Board determined that the Adviser has made a continuing and substantial commitment both to the recruitment of high quality personnel, monitoring and investment decision-making and provision of investor service, and has the financial, compliance and operational resources reasonably necessary to manage the Funds in a professional manner that is consistent with the best interests of the Funds and their partners.

Form N-Q Filings

The Master Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Master Fund’s Form N-Q is available on the Securities and Exchange Commission website at http://www.sec.gov. The Master Fund’s Form N-Q may be reviewed and copied at the Securities and Exchange Commission Public Reference Room in Washington, DC and information regarding operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Policies

A description of the policies and procedures that the Master Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-725-9456; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

Information regarding how the Master Fund voted proxies relating to portfolio securities during the most recent 12-month period ended December 31 is available (i) without charge, upon request, by calling 1-800-725-9456; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

Additional Information

The Master Fund’s private placement memorandum (the “PPM”) includes additional information about Directors of the Master Fund. The PPM is available, without charge, upon request by calling 1-800-725-9456.

THE ENDOWMENT PMF MASTER FUND, L.P.
(A Limited Partnership)

Privacy Policy (Unaudited)

The Master Fund recognizes the importance of securing personal financial information. It is our policy to safeguard any personal and financial information that may be entrusted to us. The following is a description of the Master Fund’s policy regarding disclosure of nonpublic personal information.

We collect nonpublic personal information as follows:

We collect information about our investors, including, but not limited to, the investor’s name, address, telephone number, e-mail address, social security number and date of birth. We collect that information from subscription agreements, other forms of correspondence that we receive from investors, from personal conversations and from affiliated entities as permitted by law.

We receive information about investor transactions with us, including, but not limited to, account number, account balance, investment amounts, withdrawal amounts and other financial information.

We are permitted by law to disclose nonpublic information we collect, as described above, to the Master Fund’s service providers, including the Master Fund’s investment adviser, sub-advisers, servicing agent, independent administrator, custodian, legal counsel, accountant and auditor. We do not disclose any nonpublic information about our current or former investors to nonaffiliated third parties, except as required or permitted by law. We restrict access to investor nonpublic personal information to those persons who require such information to provide products or services to investors. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard investors’ nonpublic personal information.

If an investor’s investment relationship with the Master Fund involves a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of such investor’s financial intermediary would govern how any nonpublic personal information would be shared by them with nonaffiliated third parties.

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Independent Directors

Jonathan P. Carroll
Richard C. Johnson
G. Edward Powell
Scott E. Schwinger

Interested Directors and Officers

John A. Blaisdell, Director and Principal Executive Officer
Christopher R. Arnold, Treasurer and Principal Financial Officer
Jeremy Radcliffe, Secretary
Paul A. Bachtold, Chief Compliance Officer
Jeff Keay, Director
Jeffrey Young, Director

Investment Adviser

Endowment Advisers, L.P.
Houston, TX

Fund Administrator and Transfer Agent

UMB Fund Services, Inc.
Milwaukee, WI

Custodian

Citibank, N.A.
New York, NY

Independent Registered Public Accounting Firm

KPMG LLP
Columbus, OH

Legal Counsel

K&L Gates LLP
Boston, MA

Item 2. Code of Ethics.

(a) The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as Exhibit 12(a)(1).

(b) During the period covered by the report, with respect to the registrant's code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

3(a)(1) The registrant's board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial expert is G. Edward Powell, who is "independent" for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

	Current Year	Previous Year
Audit Fees	$13,500	$13,250
Audit-Related Fees	$0	$0
Tax Fees	$0	$0
All Other Fees	$0	$0

(e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The audit committee may delegate its authority to pre-approve audit and permissible non-audit services to one or more members of the committee. Any decision of such members to pre-approve services shall be presented to the full audit committee at its next regularly scheduled meeting.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this item that were approved by the audit committee pursuant to paragraph (c) (7)(i)(c) of Rule 2-01 of Regulation S-X.

Current Year	Previous Year
0%	0%

(f) Not applicable.

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.
Current Year	Previous Year
$0	$0

(h) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Schedule of Investments as of the close of the reporting period is included in the report to the shareholders filed under item 1 of this form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

These policies are included as Exhibit 12(a)(4).

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

The Adviser’s Investment Committee Members

As of the date of the filing, the Investment Committee is responsible for the day-to-day management of the Fund’s portfolio. The Endowment PMF Master Fund, L.P. (the “Master Fund”), PMF Fund, L.P. (the “PMF Fund”), and PMF TEI Fund, L.P. (the “TEI Fund”) are registered investment companies (collectively, the “Fund Complex” and each individually the “Fund”). The members of the Investment Committee (each an “Investment Committee Member”) are: Messrs. William B. Hunt and William R. Guinn.

Mr. Hunt has served as an Investment Committee Member since 2014 and as Chief Risk Officer of Salient since 2014. He previously held positions as a Senior Analyst and Portfolio Manager of Iridian Asset Management (from 1996-2011) and Professor at Southern Methodist University (from 1991-2000). Mr. Guinn has served as an Investment Committee Member since 2014 and Director of Salient since 2013. Previously, he held the position of Director of Strategic Partnerships and Opportunistic Investments at the Teacher Retirement System of Texas (2009-2013). Each member of the Investment Committee reviews asset allocation recommendations made by the Adviser’s representatives, manager due diligence and recommendations and, by a majority vote of the Investment Committee, determines asset allocation and manager selection.

The Adviser and certain other entities controlled by the Principals manage investment programs which are similar to that of the Fund, and the Adviser and/or the Principals may in the future serve as an investment adviser or otherwise manage or direct the investment activities of other registered and/or private investment vehicles with investment programs similar to the Funds.

Other Accounts Managed by the Investment Adviser

Certain Investment Committee Members, who are primarily responsible for the day-to-day management of the Fund, also manage other registered investment companies, other pooled investment vehicles and other accounts, as indicated below. The following tables identify, as of December 31, 2016: (i) the number of other registered investment companies, other pooled investment vehicles and other accounts managed by the Investment Committee Member and the total assets of such companies, vehicles and accounts; and (ii) the number and total assets of such companies, vehicles and accounts with respect to which the advisory fee is based on performance.

Name	Number of Other Accounts	Total Assets of Other Accounts	Number of Other Accounts Subject to a Performance Fee	Total Assets of Other Accounts Subject to a Performance Fee
William B. Hunt
Registered investment companies (1)	12	$3.06 billion	0	$—
Other pooled investment companies (1)	21	$1.39 billion	2	$230.15 million
Other accounts	2	$55.25 million	2	$55.25 million
William R. Guinn
Registered investment companies (1)	12	$3.06 billion	0	$—
Other pooled investment companies (1)	21	$1.39 billion	3	$279.43 million
Other accounts	2	$55.25 million	2	$55.25 million

(1)
For registered investment companies and pooled investment vehicles managed, the number of vehicles reported for master feeder structures includes both the master fund and feeder funds while the corresponding total assets reported reflect the assets of the master fund only.

Conflicts of Interest of the Adviser

From time to time, potential conflicts of interest may arise between an Investment Committee Member’s management of the investments of the Fund, on the one hand, and the management of other registered investment companies, pooled investment vehicles and other accounts (collectively, “other accounts”), on the other. The other accounts might have similar investment objectives or strategies as the Fund, track the same index the Fund tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Fund. The other accounts might also have different investment objectives or strategies than the Fund.

Knowledge and Timing of Fund Trades. A potential conflict of interest may arise as a result of the Investment Committee Member’s day-to-day management of a Fund. Because of their positions with the Fund, the Investment Committee Members know the size, timing and possible market impact of the Fund’s trades. It is theoretically possible that the Investment Committee Members could use this information to the advantage of other accounts they manage and to the possible detriment of the Fund.

Investment Opportunities. A potential conflict of interest may arise as a result of the Investment Committee Member’s management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both the Fund and other accounts managed by the Investment Committee Member, but may not be available in sufficient quantities for both the Fund and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Fund and other accounts. The Adviser has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

Performance Fees. An Investment Committee Member may advise certain accounts with respect to which the advisory fee is based entirely or partially on performance. Performance fee arrangements may create a conflict of interest for the Investment Committee Member in that the Member may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to the Fund.

Compensation to Investment Committee Members

Messrs. Hunt and Guinn, as partners of Salient, indirectly own equity interests in the Adviser as well as in the general partner of another fund who is compensated directly on performance (based on an incentive allocation) and the size of the fund’s asset base. In addition, Messrs. Hunt and Guinn receive compensation based on objective and subjective performance assessments of their work, which may take into account the size of the Master Fund and the other funds within the Fund Complex and the management and servicing fees charged thereon, as well as other funds managed by Salient affiliates for which they have significant involvement.

Securities Ownership of Investment Committee Members

The table below shows the dollar range of the interests of each Fund beneficially owned as of December 31, 2016 by each Investment Committee Member.

Investment Committee Member	Master Fund	PMF Fund	TEI Fund
William B. Hunt	None	None	None
William R. Guinn	None	None	None

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is (i) accumulated and communicated to the investment company's management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the fourth fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics that is subject to Item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(a)(4) Proxy voting policies and procedures pursuant to Item 7 are attached hereto.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PMF Fund, L.P.

By (Signature and Title)	/s/ John A. Blaisdell
John A. Blaisdell
Principal Executive Officer
Date:	February 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John A. Blaisdell
John A. Blaisdell
Principal Executive Officer
Date:	February 28, 2017

By (Signature and Title)	/s/ Christopher R. Arnold
Christopher R. Arnold
Principal Financial Officer
Date:	February 27, 2017